Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 531,481	¥ 485,386
Loans and others	59,882	38,848
Investment in Affiliates	¥ 591,363	¥ 524,234